As filed with the Securities and Exchange Commission on April 3, 2013.
Registrations Nos. 333-168027
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 232	☒
(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)
PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)
(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2013, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new date for a previously filed post-effective amendment.
Title of securities being registered: Interests in the Separate Account under Pacific Journey Select individual flexible premium deferred variable annuity contracts.
Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 6 to Registration Statement No. 333-168027 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 5, 2013. Post-Effective Amendment No. 6 was scheduled to become effective on April 6, 2013. As stated on the cover page to this filing, this Post-Effective Amendment No. 7 is intended to become effective on May 1, 2013.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 3rd day of April, 2013.

SEPARATE ACCOUNT A (Registrant)
By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	April 3, 2013
James T. Morris*

	Director and President	April 3, 2013
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	April 3, 2013
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	April 3, 2013
Sharon A. Cheever*

	Director, Vice President and Secretary	April 3, 2013
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	April 3, 2013
Edward R. Byrd*

	Vice President and Controller	April 3, 2013
Brian D. Klemens*

	Executive Vice President	April 3, 2013
Deway P. Bushaw*

	Vice President and Treasurer	April 3, 2013
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	April 3, 2013
Sharon A. Cheever
as attorney-in-fact
     (Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-168027, Accession No. 0000950123-13-000810, filed on February 5, 2013, as Exhibit 13.)

II-9